SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,757	$ 4,666
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	595	567
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	431	541
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	1,810	1,101
Spain [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	254	224
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,537	$ 2,233